Shareholders’ Equity (Details Narrative) - Private Placement [Member]	3 Months Ended
Jul. 31, 2023 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common shares, issued | shares	133,000
Share price | $ / shares	$ 3.00
Total value subscription | $	$ 399,000